Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	December 31, 2014	December 31, 2013	Depreciable Lives
	(In millions)
Facilities and equipment	$4,709	$2,373	2 - 40 Years
Land and improvements	87	86
Construction in progress	8	6
Total property, plant and equipment	4,804	2,465
Accumulated depreciation	(338)	(174)
Net property, plant and equipment	$4,466	$2,291

Renewable Energy Grants
The Borrego solar project achieved commercial operations on February 12, 2013 and transferred the construction in progress to property, plant and equipment. On May 16, 2013, the Borrego solar project, as a qualified renewable energy project, applied for a cash grant in lieu of investment tax credit from the U.S. Treasury Department in the amount of $39 million. A receivable for the cash grant was recorded when the application was filed, which resulted in a reduction to the book basis of the property, plant and equipment. In addition, the receivable was reduced to $36 million as a result of the federal government’s sequestration, which was put into effect on March 1, 2013. The related deferred tax asset of $10 million was recorded with a corresponding reduction of the book value of Borrego’s property, plant and equipment. In March 2014, the Company received payment of $30 million for the cash grant related to Borrego. The Company recorded a reserve for the shortage pending further discussions with the US treasury Department.
The TA High Desert solar project achieved commercial operations on March 25, 2013 and transferred the construction in progress to property, plant and equipment. On May 22, 2013, the TA High Desert solar project, as a qualified renewable energy project, applied for a cash grant in lieu of investment tax credit from the U.S. Treasury Department in the amount of $25 million. A receivable for the cash grant was recorded when the application was filed, which resulted in a reduction to the book basis of the property, plant and equipment. In addition, the receivable was reduced to $20 million as a result of the federal government’s sequestration, which was put into effect on March 1, 2013. The related deferred tax asset of $6 million was recorded with a corresponding reduction of the book value of TA High Desert's property, plant and equipment. In April 2014, TA High Desert received a payment of $20 million for the cash grant and reduced the book value of its property, plant and equipment by the amount by which the grant was reduced.
The RE Kansas South solar project achieved commercial operations on June 7, 2013, and transferred the construction in progress to property, plant and equipment. On June 27, 2013, the RE Kansas South solar project, as a qualified renewable energy project, applied for a cash grant in lieu of investment tax credit from the U.S. Treasury Department in the amount of $23 million. A receivable for the cash grant was recorded when the application was filed, which resulted in a reduction to the book basis of the property, plant and equipment. In addition, the receivable was reduced to $21 million as a result of the federal government’s sequestration, which was put into effect on March 1, 2013. The related deferred tax asset of $6 million was recorded with a corresponding reduction of the book value of RE Kansas South's property, plant and equipment. In April 2014, RE Kansas South received a payment of $21 million for the cash grant.